Government Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Government Incentives
Government grants received	$ 1,798,000	$ 1,323,000	$ 1,872,000
Research and development expenses	1,422,000	876,000	1,269,000
Other income	573,000
Total government grants recognized	$ 1,995,000	$ 876,000	$ 1,269,000